Other Non-operating (income)/ expenses, net - Summary of Other Non-operating (income)/ expenses, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Foreign exchange gain/(loss)	$ (1,329,775)	$ 375,298
R&D credits		(497,978)
Other, net	(6)	(2,686)
Total	$ (1,329,781)	$ (125,366)